General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1    -     GENERAL

Cimatron Ltd. (the "Company" or "Cimatron") designs, develops, manufactures, markets and supports a family of CAD/CAM software solutions for mold, tool and die makers as well as manufacturers of discrete parts. The Cimatron product line includes the CimatronE and GibbsCAM brands with solutions for mold design, die design, electrodes design, 2.5 to 5 axes milling, wire EDM, turn, Mill-turn, rotary milling, multi-task machining, and tombstone machining. Cimatron's subsidiaries and distribution network serve and support customers in the automotive, aerospace, medical, consumer plastics, electronics, and other industries in over 40 countries worldwide.